MEMBERS' EQUITY AND UNIT-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
MEMBERS' EQUITY AND UNIT-BASED COMPENSATION
Schedule of weighted average assumptions used for fair value of the unit options

Expected term (in years)	6
Expected equity price volatility	23% - 55%
Risk-free interest rate	1.9% - 2.8%
Expected dividend yield	0%

Schedule of activity under the company's option plan

	Nine Months Ended November 30,
	2020
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 29, 2020	22,001	1.51
Granted	—	—
Exercised	(1,350)	1.45
Forfeited	(645)	1.65
Balance at November 30, 2020	20,006	$1.51

	Nine Months Ended November 30,
	2019
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 28, 2019	18,617	$1.34
Granted	3,355	1.65
Exercised	(3)	1.65
Forfeited	(316)	1.64
Balance at November 30, 2019	21,653	$1.38

		Weighted Average	Weighted Average
	Number of Units	Exercise Price Per	Remaining Term
	(in thousands)	Unit	(in years)
Balance outstanding at February 28, 2018	17,985	$1.32	3.1
Options granted	2,641	1.60
Options exercised	(169)	1.03
Options canceled and forfeited	(1,840)	1.53
Balance outstanding at February 28, 2019	18,617	$1.34	2.3
Options granted	5,713	2.04
Options exercised	(37)	1.61
Options canceled and forfeited	(2,292)	1.51
Balance outstanding at February 29, 2020	22,001	$1.51	1.9

Schedule of activity under the company's 2015 restricted plan.

	Nine Months Ended November 30,
	2020
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 29, 2020	8,955	1.40
Granted	—	—
Released	(2,893)	1.48
Canceled and forfeited	—	—
Awards not vested at November 30, 2020	6,062	$1.49

	Nine Months Ended November 30,
	2019
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 28, 2019	12,651	$1.41
Granted	500	1.65
Released	(3,147)	1.47
Forfeited	—	—
Awards not vested at November 30, 2019	10,004	$1.49

		Weighted Average	Weighted Average
	Number of Units	Grant Date Fair Value	Remaining Term
	(in thousands)	Per Unit	(in years)
Awards not vested at February 28, 2018	15,973	$1.50	3.3
Awards granted	1,189	1.57
Awards released	(4,511)	1.46
Awards canceled and forfeited	—	—
Awards not vested at February 28, 2019	12,651	$1.41	2.1
Awards granted	500	1.65
Awards released	(4,196)	1.47
Awards canceled and forfeited	—	—
Awards not vested at February 29, 2020	8,955	$1.40	1.5

Schedule of equity-based compensation expense

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Cost of revenue	$423	$429
Research and development	151	440
Sales and marketing	1,316	1,033
General and administrative	6,332	6,264
Total stock-based compensation	$8,222	$8,166